FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Narrative) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Three customers [Member]
Disclosure of major customers [line items]
Credit risk revenue and trade receivables, percentage			10.00%
Four customers [Member]
Disclosure of major customers [line items]
Credit risk revenue and trade receivables, percentage	10.00%	10.00%		10.00%	10.00%
Michigan Joint Operation [Member]
Disclosure of major customers [line items]
Credit risk revenue and trade receivables, percentage	50.00%	55.00%	54.00%	40.00%	47.00%
Sazka [Member]
Disclosure of major customers [line items]
Credit risk revenue and trade receivables, percentage	12.00%	10.00%	11.00%	12.00%	11.00%
Sazka [Member] | Trade receivables [Member]
Disclosure of major customers [line items]
Credit risk revenue and trade receivables, percentage	35.00%		43.00%	35.00%
Two customers [Member] | Trade receivables [Member]
Disclosure of major customers [line items]
Credit risk revenue and trade receivables, percentage	10.00%		10.00%	10.00%
William Hil [Member] | Trade receivables [Member]
Disclosure of major customers [line items]
Credit risk revenue and trade receivables, percentage			55.00%	56.00%